Other Payables and Accrued Liabilities	12 Months Ended
Jun. 30, 2026
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued liabilities

(11) Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	As of June 30,
	2026	2025
	$	$
Contract liabilities	153,490	116,700
Salaries payables	476,379	475,315
Other payables	431,505	139,939
Other accruals	285,753	292,347
Total	1,347,127	1,024,301

Revenue recognized from contract liabilities was US$65,951, US$54,353 and US$27,611 during the years ended June 30, 2026, 2025 and 2024, respectively.